UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08464
High Income Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

High Income Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans — 0.5% (1)(2)

	Principal
Security	Amount	Value

Beverage, Food and Tobacco — 0.4%

New World Pasta, Term Loan B, 13.25%, Maturing 1/28/06	$4,277,546	$4,142,089
		$4,142,089

Utilities — 0.1%
Mirant Corp., Revolving Term Loan, 0.00%, 364 day credit agreement with trade date 7/17/2001 (3)	2,100,000	1,541,532
		$1,541,532

Total Senior, Floating Rate Loans (identified cost $5,876,246)		$5,683,621

Corporate Bonds & Notes — 95.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace and Defense — 0.3%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11 (4)	1,575	1,732,500
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	795	791,025
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14 (4)	920	993,600
		$3,517,125

Airlines — 1.7%
American Airlines, 7.80%, 10/1/06	7,968	7,016,394
American Airlines, 7.858%, 10/1/11	260	266,353
American Airlines, 8.608%, 4/1/11	570	503,236
AMR Corp., 9.00%, 8/1/12	7,880	5,555,400
Continental Airlines, 7.033%, 6/15/11	4,042	3,316,050
Continental Airlines, 8.00%, 12/15/05	550	543,125
Delta Air Lines, 7.779%, 11/18/05	217	185,881
Delta Air Lines, 8.30%, 12/15/29	1,005	402,000
Delta Air Lines, 9.50%, 11/18/08	2,638	2,334,630
Northwest Airlines, Inc., 8.875%, 6/1/06	540	491,400
		$20,614,469

Apparel — 1.2%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	1,305	1,272,375
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	1,965	2,053,425
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11 (4)	1,350	1,417,500
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,940,350
William Carter, Series B, 10.875%, 8/15/11	5,778	6,485,805
		$15,169,455

Auto and Parts — 1.9%
Accuride Corp., Sr. Sub Notes, 8.50%, 2/1/15 (4)	$750	$776,250
Affinia Group, Inc., 9.00%, 11/30/14 (4)	1,310	1,355,850
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12 (4)	390	385,125
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,110	1,190,475
Metaldyne Corp., 11.00%, 6/15/12 (4)	4,173	3,484,455
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13 (4)	2,285	2,147,900
Rexnord Corp., 10.125%, 12/15/12	1,665	1,873,125
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,666,900
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14 (4)	3,270	3,417,150
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,516,850
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,761,850
		$23,575,930

Broadcast Media — 2.7%
Canwest Media, Inc., Sr. Sub. Notes, 8.00%, 9/15/12 (4)	19,508	20,970,937
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (4)	2,200	2,486,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (4)	7,875	9,272,812
		$32,729,749

Broadcasting and Cable — 6.4%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (3)	7,200	6,156,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (3)	7,585	6,352,437
Avalon Cable Holdings LLC, Sr. Disc. Notes, 11.875%, 12/1/08	583	609,177
Century Communications, Sr. Notes, 8.75%, 10/1/07 (3)	1,040	1,086,800
Century Communications, Sr. Notes, 8.875%, 1/15/07 (3)	4,915	5,283,625
Century Communications, Sr. Notes, 9.50%, 3/1/05 (3)	4,745	5,172,050
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12	520	335,400
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11	885	710,212
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	16,237
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16	540	608,850
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14 (4)	1,240	1,340,750
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	15,030	14,804,550
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 7.794%, 1/15/12 (4)	6,315	6,536,025
Kabel Deutschland GMBH, 10.625%, 7/1/14 (4)	7,785	8,835,975
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,045,850
Muzak Holdings LLC, 9.875%, 3/15/09	620	441,750
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	3,700	3,487,250
Nexstar Finance Holdings LLC, Inc., 12.00%, 4/1/08	520	558,350
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,345	5,044,275
Nextmedia Operating, Inc., 10.75%, 7/1/11	1,650	1,864,500
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	1,980	1,920,600
Rogers Cable, Inc., 6.75%, 3/15/15	1,935	1,993,050
XM Satellite Radio, Inc., 1.75%, 12/1/09 (4)	3,060	2,918,475
		$78,122,188

Building and Construction - Miscellaneous — 1.0%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	$1,440	$1,555,200
Goodman Global Holdings, Sr. Notes, Variable Rate, 5.76%, 6/15/12 (4)	1,850	1,905,500
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,209,780
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (4)	2,135	2,135,000
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (4)	3,030	3,030,000
		$11,835,480

Building Materials — 0.6%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12 (4)	1,325	1,397,875
Koppers, Inc., 9.875%, 10/15/13	60	68,400
Owens Corning, 7.50%, 8/1/18 (3)	865	596,850
Owens Corning, 7.70%, 5/1/08 (4)	2,575	1,828,250
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (4)	3,120	3,088,800
		$6,980,175

Business Services — 2.9%
Advanstar Communications, Inc., 10.75%, 8/15/10	6,120	6,915,600
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	4,101,125
Carriage Services, Inc., 7.875%, 1/15/15 (4)	1,010	1,046,612
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10	584	604,440
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (4)	2,545	2,570,450
Language Line Inc., Sr. Sub. Notes, 11.125%, 6/15/12 (4)	1,740	1,853,100
Mobile Mini, Inc., 9.50%, 7/1/13	1,125	1,294,425
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,065	5,647,475
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK), 11.75%, 1/1/12 (4)	2,105	2,199,725
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,360	1,506,200
United Rentals North America, Inc., 6.50%, 2/15/12	930	918,375
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	2,705	2,529,175
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09 (4)	2,420	2,583,350
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,595	1,746,525
		$35,516,577

Cargo Transport — 0.2%
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13 (4)	2,745	1,962,675
		$1,962,675

Chemicals — 7.1%
Avecia Group PLC, 11.00%, 7/1/09	1,820	1,929,200
BCP Caylux Holdings, Sr. Sub. Notes, 9.625%, 6/15/14 (4)	5,820	6,489,300
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (4)	2,130	2,353,650
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, 10.50%, (0.00% until 2009), 10/1/14 (4)	5,330	3,644,387
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,504,500
Hercules, Inc., 11.125%, 11/15/07	5,300	6,254,000
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10 (4)	735	867,300
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	1,960	2,146,200
Huntsman LLC, 11.625%, 10/15/10	2,645	3,094,650

IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	$6,000	$7,335,000
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14 (4)	1,335	1,445,137
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	4,004,175
Lyondell Chemical Co., 9.50%, 12/15/08	515	558,775
Lyondell Chemical Co., 9.50%, 12/15/08	2,665	2,891,525
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,380,600
Lyondell Chemical Co., Series A, 9.625%, 5/1/07	660	724,350
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13	4,680	5,545,800
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13 (4)	3,310	3,624,450
OM Group, Inc., 9.25%, 12/15/11	10,260	10,978,200
Polyone Corp., 10.625%, 5/15/10	3,030	3,393,600
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	30	32,400
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	10,015	11,442,137
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,065	2,364,425
		$87,003,761

Computer Software & Services — 1.1%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12 (4)	11,955	13,389,600
		$13,389,600

Consumer Products — 1.3%
Fedders North America, Inc., 9.875%, 3/1/14	2,982	2,415,420
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	986,700
Leslie’s Poolmart, Sr. Notes, 7.75%, 2/1/13 (4)	1,265	1,293,462
Rayovac Corp., Sr. Sub. Notes, 7.375%, 2/1/15 (4)	6,320	6,406,900
Riddell Bell Holdings, Sr. Sub. Notes, 8.375%, 10/1/12 (4)	530	548,550
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	4,465	4,827,781
		$16,478,813

Containers and Packaging — 1.4%
Crown Euro Holdings SA, 9.50%, 3/1/11	1,625	1,820,000
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,776,512
Pliant Corp., 11.125%, (0% until 2006), 6/15/09	3,065	2,865,775
Pliant Corp., 11.125%, 9/1/09	2,010	2,203,462
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13 (4)	1,940	1,949,700
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,311,500
		$16,926,949

Electronic Equipment — 0.4%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	3,125	3,296,875
Hexcel Corp., 9.875%, 10/1/08	1,090	1,209,900
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09	780	817,050
		$5,323,825

Energy Services — 1.0%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 8.501%, 12/15/11 (4)	1,635	1,659,525
Port Arthur Finance Corp., 12.50%, 1/15/09	8,717	10,242,757
		$11,902,282

Engineering — 0.2%
Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10	1,885	2,097,062
		$2,097,062

Entertainment — 2.7%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$2,700	$2,929,500
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14 (4)	5,995	6,309,737
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009), 8/15/14 (4)	7,210	4,938,850
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18	1,570	1,734,850
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	955	1,124,512
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	805	768,775
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	11,328,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10 (4)	1,080	1,128,600
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.20%, 5/1/10 (4)	2,160	2,257,200
		$32,520,024

Food, Beverages and Tobacco — 0.1%
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,427,062
		$1,427,062

Foods — 1.7%
American Seafood Group LLC, 10.125%, 4/15/10	5,665	6,118,200
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11 (4)	5,130	3,411,450
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13 (4)	3,645	3,353,400
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13 (4)	1,370	1,260,400
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008), 7/15/12 (4)	6,370	5,127,850
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11 (4)	1,632	1,766,640
		$21,037,940

Funeral Service — 0.1%
Alderwoods Group, Inc., Sr. Notes, 7.75%, 9/15/12 (4)	1,320	1,422,300
		$1,422,300

Gaming — 1.8%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09 (4)	7,220	9,097,200
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	4,355	4,289,675
Trump Holdings and Funding, Sr. Notes, 11.625%, 3/15/10	7,780	8,674,700
		$22,061,575

Health Services — 4.9%
Ardent Health Services, Inc., Sr. Sub. Notes, 10.00%, 8/15/13	4,345	4,518,800
Healthsouth Corp., 7.625%, 6/1/12	4,070	4,100,525
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	6,315	6,575,494
Magellan Health Services, Inc., Sr. Notes, Series A, 9.375%, 11/15/08	3,614	3,912,036
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12 (4)	1,580	1,666,900
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11 (4)	1,420	1,625,900
Pacificare Health System, 10.75%, 6/1/09	3,127	3,549,145
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,551,025
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,575	1,748,250
Tenet Healthcare Corp., Sr. Notes, 9.25%, 2/1/15 (4)	4,295	4,316,475
Tenet Healthcare Corp., Sr. Notes, 9.875%, 7/1/14 (4)	3,355	3,497,587
US Oncology, Inc., Sr. Notes, 9.00%, 8/15/12 (4)	2,665	2,904,850
US Oncology, Inc., Sr. Sub. Notes, 10.75%, 8/15/14 (4)	5,315	6,098,962
Vanguard Health Holdings II, Sr. Sub. Notes, 9.00%, 10/1/14 (4)	5,965	6,412,375
		$60,478,324

Healthcare — 0.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15 (4)	$3,135	$3,236,887
		$3,236,887

Household Products — 0.2%
Del Laboratories Inc., Sr. Sub. Notes, 8.00%, 2/1/12 (4)	2,065	2,054,675
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	812,050
		$2,866,725

Information Technology — 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	868	828,940
		$828,940

Investment Services — 1.1%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11 (4)	2,875	3,105,000
Refco Finance Holdings, LLC, Sr. Sub. Notes, 9.00%, 8/1/12 (4)	9,415	10,309,425
		$13,414,425

Lodging — 0.7%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 6.874%, 6/1/11	1,660	1,755,450
Host Marriott L.P., Series I, 9.50%, 1/15/07	315	342,562
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,505	5,986,687
		$8,084,699

Lodging and Gaming — 4.1%
Ameristar Casinos, Inc., 10.75%, 2/15/09	1,885	2,120,625
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06 (3)	1,175	981,125
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,180	4,890,600
Kerzner International, 8.875%, 8/15/11	5,600	6,132,000
Majestic Star Casino LLC, 9.50%, 10/15/10	4,365	4,637,812
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,555	2,810,500
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	550	599,500
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	2,860	2,960,100
Trump Atlantic City Associates, Inc., 11.25%, 5/1/06 (3)	6,815	6,610,550
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10	5,986	6,794,110
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12 (4)	10,806	11,724,510
		$50,261,432

Machinery — 2.8%
Altra Industrial Motion, 9.00%, 12/1/11 (4)	770	777,700
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11 (4)	3,720	4,082,700
Dresser-Rand Group, Inc., Sr. Sub. Notes, 7.375%, 11/1/14 (4)	2,480	2,548,200
Flowserve Corp., 12.25%, 8/15/10	4,065	4,461,337
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	680,295
Milacron Escrow Corp., 11.50%, 5/15/11	6,985	7,508,875
Terex Corp., 10.375%, 4/1/11	7,215	8,044,725
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	6,742	6,573,450
		$34,677,282

Manufacturing — 3.2%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$1,905	$1,971,675
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (4)	7,765	8,774,450
Dresser, Inc., 9.375%, 4/10/09	8,975	9,782,750
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,895,312
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 4/25/11	2,685	2,913,225
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	2,325	1,592,625
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09 (4)	11,485	11,772,125
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (3)	3,811	57,165
		$39,759,327

Medical Products — 2.2%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010), 1/1/15 (4)	4,835	2,913,087
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12 (4)	3,715	3,826,450
Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.00%, 7/15/12 (4)	2,850	3,092,250
Medquest, Inc., 11.875%, 8/15/12	6,185	7,267,375
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	3,755	3,923,975
Warner Chilcott Corp., 8.75%, 2/1/15 (4)	5,155	5,322,537
		$26,345,674

Metals - Aluminum — 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (4)	3,880	3,880,000
		$3,880,000

Metals - Industrial — 0.3%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	1,655	1,870,150
Ryerson Tull, Inc., Sr. Notes, 8.25%, 12/15/11 (4)	1,610	1,585,850
		$3,456,000

Metals - Steel — 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	2,915	3,607,313
Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,340	1,494,100
		$5,101,413

Mining - Coal — 0.2%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12 (4)	1,665	1,898,100
		$1,898,100

Music/Entertainment — 0.3%
WMG Holdings Corp., Sr. Notes, Variable Rate, 6.905%, 12/15/11 (4)	3,625	3,679,375
		$3,679,375

Oil and Gas - Equipment and Services — 5.5%
ANR Pipeline Co., 8.875%, 3/15/10	1,600	1,788,000
Coastal Corp., 7.50%, 8/15/06	410	429,988
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	2,880	3,207,600
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13 (4)	10,645	11,869,175
Dynergy Holdings, Inc., Sr. Debs., 7.625%, 10/15/26	990	829,125
Giant Industries, 8.00%, 5/15/14	2,845	2,955,244
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	7,930	7,057,700
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	2,120	2,300,200
Northwest Pipeline Corp., 8.125%, 3/1/10	825	914,719
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,615	1,802,744
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,815,425

Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	$1,385	$1,513,113
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,717,050
SESI, LLC, 8.875%, 5/15/11	11,063	12,086,328
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,341,000
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	5,280	5,702,400
United Refining Co., Sr. Notes, 10.50%, 8/15/12 (4)	2,915	3,075,325
		$67,405,136

Oil and Gas - Exploration and Production — 0.8%
El Paso Production Holding Co., 7.75%, 6/1/13	2,810	2,936,450
Harvest Operations Corp., Sr. Notes, 7.875%, 10/15/11 (4)	3,870	3,928,050
Petrobras International Finance Co., 7.75%, 9/15/14	670	700,150
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,160,813
		$9,725,463

Other Energy — 0.4%
Inergy L.P/ Finance, Sr. Notes, 6.875%, 12/15/14 (4)	4,700	4,700,000
		$4,700,000

Paper — 0.2%
JSG Funding PLC, 7.75%, 4/1/15 (4)	2,295	2,272,050
		$2,272,050

Paper and Forest Products — 2.5%
Boise Cascade, LLC, Sr. Notes, Variable Rate, 5.535%, 10/15/12 (4)	1,845	1,904,963
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	5,630	6,207,075
Georgia-Pacific Corp., 9.375%, 2/1/13	2,445	2,827,031
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,595,875
Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09	2,495	2,744,500
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	4,325	4,800,750
Neenah Paper, Inc., Sr. Notes, 7.375%, 11/15/14 (4)	1,260	1,272,600
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	4,575	4,815,188
		$31,167,982

Pharmaceuticals — 0.4%
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 7.75%, 11/15/11 (4)	4,830	5,071,500
		$5,071,500

Printing and Business Products — 0.9%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	1,780	1,891,706
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	8,212	8,724,775
Xerox Corp., Sr. Notes, 7.125%, 6/15/10	55	59,538
		$10,676,019

Printing and Publishing — 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (4)	1,655	1,621,900
		$1,621,900

Publishing — 2.8%
Advertising Directory Solutions, Sr. Notes, 9.25%, 11/15/12 (4)	1,055	1,118,300
American Media Operations, Inc., Series B, 10.25%, 5/1/09	6,289	6,611,311
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,310	5,940,563

CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$1,615	$1,695,750
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	6,976	7,943,920
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	3,750	3,928,125
Liberty Group Operating, 9.375%, 2/1/08	4,065	4,146,300
Primedia, Inc., 8.875%, 5/15/11	2,310	2,448,600
		$33,832,869

Recycling — 0.1%
IMCO Recycling Escrow Inc., Sr. Notes, 9.00%, 11/15/14 (4)	1,315	1,370,888
		$1,370,888

REITS — 0.2%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	1,248	1,428,960
Omega Healthcare Investors, Inc., Sr. Notes, 7.00%, 4/1/14	600	609,000
		$2,037,960

Retail — 0.3%
Home Interiors & Gifts, Inc., 10.125%, 6/1/08	2,275	1,876,875
Jafra Cosmetics/Distribution, Sr. Sub Notes, 10.75%, 5/15/11	1,260	1,452,150
		$3,329,025

Retail - Food and Drug — 0.3%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12 (4)	3,900	4,095,000
		$4,095,000

Semiconductors — 2.5%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12 (4)	9,745	9,769,363
AMI Semiconductor, Inc., Sr. Sub. Notes, 10.75%, 2/1/13	2,884	3,374,280
Amkor Technologies, Inc., 5.75%, 6/1/06	1,315	1,275,550
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	2,760	2,470,200
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,350	9,263,250
MagnaChip Semiconductor, Variable Rate, 5.76%, 12/15/11 (4)	1,895	1,963,694
STATS ChipPAC Ltd., Sr. Notes, 6.75%, 11/15/11 (4)	2,730	2,675,400
		$30,791,737

Services — 0.0%
Allied Security Escrow, Sr. Sub. Notes, 11.375%, 7/15/11 (4)	540	568,350
		$568,350

Services - Movers — 0.3%
Amerco, Inc., 9.00%, 3/15/09	3,725	3,957,813
		$3,957,813

Telecommunication Equipment — 1.9%
Inmarsat Finance PLC, 7.625%, 6/30/12	5,276	5,407,900
Nortel Networks Ltd., 4.25%, 9/1/08	15,980	15,480,625
Nortel Networks Ltd., 6.125%, 2/15/06	2,530	2,577,438
		$23,465,963

Telecommunications — 0.5%
PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14 (4)	5,315	5,806,638
		$5,806,638

Textiles and Apparel — 0.8%
Levi Strauss & Co., Sr. Notes, 11.625%, 1/15/08	$4,055	$4,267,888
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	5,490	5,874,300
		$10,142,188

Transportation — 0.7%
Horizon Lines, LLC, 9.00%, 11/1/12 (4)	2,835	3,019,275
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,260	1,304,100
Petroleum Helicopters, Series B, 9.375%, 5/1/09	220	239,800
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10 (4)	1,840	1,812,400
Quality Distribution LLC/QD Capital, Variable Rate, 7.21%, 1/15/12 (4)	2,100	2,058,000
		$8,433,575

Utilities — 1.7%
El Paso Corp., 6.95%, 12/15/07	2,380	2,469,250
National Waterworks, Inc., Series B, 10.50%, 12/1/12	2,925	3,290,625
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13 (4)	1,721	1,862,983
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	8,144,950
Reliant Energy Inc., 9.50%, 7/15/13	3,300	3,712,500
Reliant Energy, Inc., 9.25%, 7/15/10	1,200	1,341,000
		$20,821,308

Utility - Electric Power Generation — 3.6%
AES Corp., Sr. Notes, 8.75%, 6/15/08	5,550	6,035,625
AES Corp., Sr. Notes, 8.75%, 5/15/13 (4)	3,535	3,976,875
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	511,840
AES Corp., Sr. Notes, 9.00%, 5/15/15 (4)	1,585	1,798,975
AES Corp., Sr. Notes, 9.375%, 9/15/10	3,519	3,998,464
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07	2,085	2,126,700
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,566	2,926,545
Calpine Corp., 8.75%, 7/15/13 (4)	5,645	4,318,425
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	6,250	6,031,250
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	3,750	3,768,750
Calpine Corp., Sr. Notes, 8.50%, 7/15/10 (4)	2,205	1,741,950
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	550	449,625
Calpine Corp., Sr. Notes, 10.50%, 5/15/06	1,060	1,036,150
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,878,488
		$43,599,662

Waste Management — 0.9%
Allied Waste North America, Series B, 8.875%, 4/1/08	4,180	4,389,000
Allied Waste North America, Series B, 9.25%, 9/1/12	305	324,825
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14 (4)	6,150	6,057,750
		$10,771,575

Wireless Communication Services — 7.2%
AirGate PCS, Inc., Variable Rate, 6.41%, 10/15/11 (4)	1,350	1,397,250
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	2,219	2,343,819
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes, 10.75%, 12/15/08	512	532,480
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	12,265	13,951,438
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, 8/1/11	1,465	1,545,575
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11	315	341,775
IWO Escrow Co., Variable Rate, 6.32%, 1/15/12 (4)	675	678,375

IWO Holdings, Inc., 14.00%, 1/15/11 (3)	$7,490		$5,280,450
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07		7,595	7,405,125
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15		420	465,150
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09		3,698	4,160,250
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR	1840	2,692,352
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		3,672	4,245,750
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11 (5)	EUR	1935	2,995,934
Rogers Wireless Inc., Variable Rate, 5.525%, 12/15/10		3,870	4,092,525
Rogers Wireless, Inc., 7.50%, 3/15/15		5,340	5,753,850
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12		1,610	1,730,750
Rural Cellular Corp., 8.25%, 3/15/12		1,195	1,284,625
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11		3,170	2,746,013
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (4)		2,030	2,121,350
TSI Telecommunication, Series B, 12.75%, 2/1/09		1,605	1,837,725
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11		2,510	2,779,825
US Unwired, Inc., Series B, 10.00%, 6/15/12		4,655	5,213,600
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13		10,310	12,062,700
			$87,658,686

Wireless Communications — 1.0%
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09		1,995	2,159,588
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12		360	385,200
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10		2,790	3,264,300
New Skies Satellites NV, Sr. Notes, Variable Rate, 7.438%, 11/1/11 (4)		2,525	2,644,938
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12 (4)		3,365	3,482,775
			$11,936,801

Wireline Communication Services — 1.2%
MCI, Inc., Sr. Notes, 8.735%, 5/1/14		510	561,000
Qwest Capital Funding, Inc., 7.00%, 8/3/09		1,160	1,122,300
Qwest Capital Funding, Inc., 7.75%, 8/15/06		1,885	1,936,838
Qwest Capital Funding, Inc., 7.90%, 8/15/10		880	869,000
Qwest Services Corp., 13.50%, 12/15/07 (4)		1,285	1,460,081
Qwest Services Corp., 14.00%, 12/15/10 (4)		7,290	8,693,325
U.S. West Communications, Debs., 7.20%, 11/10/26		585	549,900
			$15,192,444

Total Corporate Bonds & Notes (identified cost $1,095,985,974)			$1,170,036,151

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24 (4)	$2,720	$3,291,200
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,216,031

Total Convertible Bonds (identified cost, $3,965,670)		$4,507,231

Common Stocks — 1.1%

Security	Shares	Value

Broadcasting and Cable — 0.6%
Telewest Global, Inc. (6)	454,409	$7,656,792
		$7,656,792

Lodging and Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (5) (6) (7)	25,351	152,107
		$152,107

Wireless Communication Services — 0.5%
Crown Castle International Corp. (6)	34,716	569,342
NTL, Inc. (6)	85,015	5,783,571
		$6,352,913

Total Common Stocks (identified cost $10,427,751)		$14,161,812

Convertible Preferred Stocks — 1.2%

Security	Shares	Value

Energy Services — 0.1%
NRG Energy, Inc. (4)	865	923,387
		$923,387

Oil and Gas — Equipment and Services — 0.4%
Chesapeake Energy Corp.	11,225	1,405,931
Williams Holdings of Delaware (4)	45,592	3,926,611
		$5,332,542

Wireless Communication Services — 0.7%
Crown Castle International Corp., (PIK)	166,245	8,229,128
		$8,229,128

Total Convertible Preferred Stocks (identified cost $11,649,711)		$14,485,057

Warrants — 0.1%

Security	Shares	Value

Exercise Equipment — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (5) (6)	13,600	0
		$0

Manufacturing — 0.0%
Mueller Holdings, Inc., Exp. 4/15/14 (4) (6)	2,325	162,750
		$162,750

Printing and Business Products — 0.0%
Merrill Corp., Class A, Exp. 1/1/10 (5) (6)	9,547	0
		$0

Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (6) (7)	1,244	13
		$13

Semiconductors — 0.0%
Asat Finance, Exp. 11/1/06 (4) (5) (6)	5,660	$14,942
		$14,942

Transportation — 0.0%
Quality Distribution, Inc., Exp.1/15/07 (5) (6)	3,266	33,313
		$33,313

Wireless Communication Services — 0.1%
American Tower Corp., Exp. 8/1/08 (4) (6)	5,070	1,168,635
Ono Finance PLC, Exp. 3/16/11 (4) (5) (6)	3,370	0
Ono Finance PLC, Exp. 5/31/09 (5) (6)	9,690	0
Ono Finance PLC, Exp. 5/31/09 (5) (6)	3,390	0
		$1,168,635

Total Warrants (identified cost $1,182,468)		$1,379,653

Total Investments — 99.0% (identified cost $1,129,087,820)		$1,210,253,525

Other Assets, Less Liabilities — 1.0%		$11,633,970

Net Assets — 100.0%		$1,221,887,495

EUR - Euro

PIK - Payment In Kind.

 (1)                          Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

 (2)                          Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

 (3)                          Defaulted security.

 (4)                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, the aggregate value of the securities is $406,391,797 or 33.3% of the Portfolio’s net assets.

 (5)                          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 (6)                          Non-income producing security.

 (7)                          Restricted security.

A summary of obligations under these financial instruments at January 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date (s)	Deliver	In Exchange For (in U.S. dollars)	Net Unrealized Depreciation
2/28/05	Euro Dollar
	4,494,181	$5,853,356	$(6,953)
		$5,853,356	$(6,953)

At January 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,131,881,517
Gross unrealized appreciation	$93,402,921
Gross unrealized depreciation	(15,030,913)
Net unrealized appreciation	$78,372,008

Restricted Securities

At January 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value

Common Stocks and Warrants
New World Coffee, Warrants, Exp. 6/15/06	9/15/02-	1,244	$0	$13
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	152,107
			$0	$152,120

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005